SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund
DWS European Equity Fund
DWS International Growth Fund
DWS Large Cap Focus Growth Fund
DWS Multi-Asset Conservative Allocation Fund
DWS Multi-Asset Global Allocation Fund
DWS Multi-Asset Moderate Allocation Fund
DWS New York Tax-Free Income Fund
Class T shares are not available for purchase.
Please Retain This Supplement for Future Reference
December 1, 2018
PRO_SAISTKR-446